As filed with the SEC on May 24, 2007.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 – March 31, 2007

Item 1. Schedule of Investments.

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace - 3.5%
Boeing Co. (The)	37,000	$3,290
United Technologies Corp.	71,000	4,615
		7,905
Air Transportation - 1.7%
FedEx Corp.	36,000	3,867

Amusement & Recreation Services - 2.4%
Disney (Walt) Co. (The)	155,000	5,337

Apparel & Accessory Stores - 2.1%
Nordstrom, Inc.	90,000	4,765

Automotive - 5.2%
Harley-Davidson, Inc.	75,000	4,406
PACCAR, Inc.	100,000	7,340
		11,746
Beverages - 2.4%
PepsiCo, Inc.	83,520	5,309

Chemicals & Allied Products - 4.5%
Ecolab, Inc.	120,000	5,160
Monsanto Co.	90,000	4,946
		10,106
Commercial Banks - 1.5%
JP Morgan Chase & Co.	70,000	3,387

Communications Equipment - 2.1%
QUALCOMM, Inc.	110,000	4,693

Computer & Data Processing Services - 9.0%
Checkfree Corp. ‡	52,000	1,929
Electronic Arts, Inc. ‡	100,000	5,036
Google, Inc.-Class A ‡	10,250	4,696
Intuit, Inc. ‡	73,000	1,997
Microsoft Corp.	230,000	6,410
		20,068
Computer & Office Equipment - 4.6%
Apple, Inc. ‡	110,000	10,220

Drug Stores & Proprietary Stores - 2.4%
Walgreen Co.	120,000	5,507

1

Engineering & Management Services - 3.1%
Jacobs Engineering Group, Inc. ‡	148,000	6,904

Entertainment - 0.8%
International Game Technology	47,000	1,898

Food Stores - 1.5%
Whole Foods Market, Inc.	73,000	3,274

Furniture & Fixtures - 0.5%
Johnson Controls, Inc.	12,000	1,135

Holding & Other Investment Offices - 3.8%
Host Hotels & Resorts, Inc. REIT	100,000	2,631
Plum Creek Timber Co., Inc. REIT	150,000	5,913
		8,544
Hotels & Other Lodging Places - 4.7%
Hilton Hotels Corp.	190,000	6,832
Las Vegas Sands Corp. ‡	42,000	3,638
		10,470
Industrial Machinery & Equipment - 7.2%
Caterpillar, Inc.	100,000	6,703
Donaldson Co., Inc.	100,000	3,610
Kennametal, Inc.	85,000	5,747
		16,060
Insurance - 1.1%
WellPoint, Inc. ‡	30,000	2,433

Medical Instruments & Supplies - 1.9%
Zimmer Holdings, Inc. ‡	50,000	4,270

Motor Vehicles, Parts & Supplies - 1.7%
BorgWarner, Inc.	50,000	3,771

Oil & Gas Extraction - 1.7%
Schlumberger, Ltd.	56,000	3,870

Petroleum Refining - 1.5%
Suncor Energy, Inc.	44,000	3,359

Pharmaceuticals - 0.8%
Amgen, Inc. ‡	31,000	1,732

Printing & Publishing - 3.4%
McGraw-Hill Cos., Inc. (The)	120,000	7,546

Restaurants - 1.5%
Starbucks Corp. ‡	110,000	3,450

2

Rubber & Misc. Plastic Products - 2.6%
NIKE, Inc.-Class B	55,000	5,844

Security & Commodity Brokers - 11.3%
American Express Co.	150,000	8,460
Ameriprise Financial, Inc.	80,000	4,571
BlackRock, Inc.	21,000	3,282
Chicago Mercantile Exchange	13,000	6,922
T. Rowe Price Group, Inc.	45,000	2,124
		25,359
Telecommunications - 2.4%
Verizon Communications, Inc.	140,000	5,309

Transportation & Public Utilities - 1.5%
Expeditors International of Washington, Inc.	80,000	3,306

Water Transportation - 1.8%
Carnival Corp.	85,000	3,983

Wholesale Trade Durable Goods - 1.9%
Grainger (W.W.), Inc.	55,000	4,248

Total Common Stocks (cost: $185,737)		219,675

Total Investment Securities (cost: $185,737) #		$219,675

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $185,708. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $37,396 and $3,429, respectively. Net unrealized appreciation for tax purposes is $33,967.

DEFINITIONS:
REIT	Real Estate Investment Trust

3

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Air Transportation - 3.0%
FedEx Corp.	200,000	$21,486

Apparel & Accessory Stores - 2.1%
Nordstrom, Inc.	280,000	14,823

Automotive - 2.4%
Harley-Davidson, Inc.	220,000	12,925
PACCAR, Inc.	50,000	3,670
		16,595
Beverages - 2.5%
PepsiCo, Inc.	275,000	17,479

Chemicals & Allied Products - 3.6%
Praxair, Inc.	400,000	25,184

Communications Equipment - 5.3%
QUALCOMM, Inc.	550,000	23,463
Research In Motion, Ltd. ‡	100,000	13,649
		37,112
Computer & Data Processing Services - 8.9%
Google, Inc.-Class A ‡	40,000	18,326
Intuit, Inc. ‡	600,000	16,416
Microsoft Corp.	1,000,000	27,870
		62,612
Computer & Office Equipment - 5.0%
Apple, Inc. ‡	380,000	35,306

Drug Stores & Proprietary Stores - 3.3%
Walgreen Co.	500,000	22,945

Electronic & Other Electric Equipment - 2.8%
General Electric Co.	550,000	19,448

Engineering & Management Services - 3.3%
Jacobs Engineering Group, Inc. ‡	500,000	23,325

Food Stores - 2.5%
Whole Foods Market, Inc.	400,000	17,940

Hotels & Other Lodging Places - 9.4%
Las Vegas Sands Corp. ‡	160,000	13,858
Marriott International, Inc.-Class A	500,000	24,480
MGM Mirage, Inc. ‡	400,000	27,808
		66,146

1

Industrial Machinery & Equipment - 2.9%
Caterpillar, Inc.	300,000	20,109

Insurance - 1.9%
WellPoint, Inc. ‡	165,000	13,382

Management Services - 1.4%
Paychex, Inc.	270,000	10,225

Medical Instruments & Supplies - 4.8%
Varian Medical Systems, Inc. ‡	260,000	12,399
Zimmer Holdings, Inc. ‡	250,000	21,353
		33,752
Oil & Gas Extraction - 1.5%
Schlumberger, Ltd.	158,000	10,918

Petroleum Refining - 1.4%
Suncor Energy, Inc.	127,000	9,696

Pharmaceuticals - 5.7%
Allergan, Inc.	200,000	22,164
Genentech, Inc. ‡	220,000	18,066
		40,230
Printing & Publishing - 4.5%
McGraw-Hill Cos., Inc. (The)	500,000	31,440

Restaurants - 2.3%
Starbucks Corp. ‡	525,000	16,464

Security & Commodity Brokers - 12.6%
American Express Co.	450,000	25,380
Ameriprise Financial, Inc.	360,000	20,570
BlackRock, Inc.	70,000	10,942
Chicago Mercantile Exchange	60,000	31,948
		88,840
Telecommunications - 1.5%
AT&T, Inc.	270,000	10,646

Transportation & Public Utilities - 2.6%
Expeditors International of Washington, Inc.	450,000	18,594

Total Common Stocks (cost: $607,855)		684,697

Total Investment Securities (cost: $607,855) #		$684,697

2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $608,838. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $84,956 and $9,097, respectively. Net unrealized appreciation for tax purposes is $75,859.

3

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Apparel & Accessory Stores - 1.9%
Under Armour, Inc.-Class A ‡	31,125	$1,597

Business Services - 2.6%
Getty Images, Inc. ‡	17,370	845
Valueclick, Inc. ‡	51,000	1,333
		2,178
Chemicals & Allied Products - 2.3%
Praxair, Inc.	30,175	1,900

Commercial Banks - 2.4%
Wintrust Financial Corp.	45,600	2,034

Communication - 1.4%
XM Satellite Radio Holdings, Inc.-Class A ‡	87,610	1,132

Communications Equipment - 8.6%
QUALCOMM, Inc.	129,922	5,542
Research In Motion, Ltd. ‡	12,000	1,638
		7,180
Computer & Data Processing Services - 4.8%
CoStar Group, Inc. ‡	32,700	1,461
Google, Inc.-Class A ‡	5,630	2,579
		4,040
Computer & Office Equipment - 14.0%
Apple Computer, Inc. ‡	93,326	8,671
Sandisk Corp. ‡	69,160	3,029
		11,700
Educational Services - 6.0%
Strayer Education, Inc.	40,003	5,000

Electronic & Other Electric Equipment - 1.6%
General Electric Co.	37,000	1,308

Entertainment - 0.0%
International Game Technology	125	5

Food Stores - 1.0%
Whole Foods Market, Inc.	18,200	816

Holding & Other Investment Offices - 2.0%
Host Hotels & Resorts, Inc. REIT	65,000	1,710

1

Hotels & Other Lodging Places - 6.5%
Las Vegas Sands Corp. ‡	62,680	5,429

Industrial Machinery & Equipment - 2.1%
Dril-Quip, Inc. ‡	41,030	1,776

Management Services - 2.7%
CRA International, Inc. ‡	43,513	2,270

Manufacturing Industries - 1.4%
Shuffle Master, Inc. ‡	66,000	1,204

Medical Instruments & Supplies - 5.1%
Coherent, Inc. ‡	62,620	1,988
Zimmer Holdings, Inc. ‡	27,220	2,325
		4,313
Motion Pictures - 5.2%
Macrovision Corp. ‡	175,051	4,385

Pharmaceuticals - 7.6%
Allergan, Inc.	46,660	5,171
Gilead Sciences, Inc. ‡	16,200	1,239
		6,410
Restaurants - 2.5%
PF Chang’s China Bistro, Inc. ‡	25,000	1,047
Starbucks Corp. ‡	32,320	1,014
		2,061
Rubber & Misc. Plastic Products - 3.0%
NIKE, Inc.-Class B	23,800	2,529

Security & Commodity Brokers - 12.5%
American Express Co.	43,230	2,438
Ameriprise Financial, Inc.	43,220	2,470
Chicago Mercantile Exchange	10,453	5,566
		10,474

Total Common Stocks (cost: $65,408)		81,451

Total Investment Securities (cost: $65,408)#		$81,451

2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $65,431. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,944 and $1,924, respectively. Net unrealized appreciation for tax purposes is $16,020.

DEFINITIONS:
REIT	Real Estate Investment Trust

3

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Amusement & Recreation Services - 1.4%
Station Casinos, Inc.	20,340	$1,761

Apparel & Accessory Stores - 1.9%
Nordstrom, Inc.	21,000	1,112
Under Armour, Inc.-Class A ‡	14,000	718
Urban Outfitters, Inc. ‡	25,400	673
		2,503
Commercial Banks - 1.8%
Wintrust Financial Corp.	51,260	2,287

Communication - 0.7%
Global Payments, Inc.	25,100	855

Computer & Data Processing Services - 10.5%
Activision, Inc. ‡	50,200	951
Alliance Data Systems Corp. ‡	53,100	3,272
Cerner Corp. ‡	69,200	3,768
Checkfree Corp. ‡	117,740	4,367
Intuit, Inc. ‡	43,900	1,201
		13,559
Computer & Office Equipment - 2.5%
Sandisk Corp.‡	31,000	1,358
VeriFone Holdings, Inc.‡	52,800	1,939
		3,297
Educational Services - 2.6%
Strayer Education, Inc.	27,380	3,422

Electronic Components & Accessories - 2.4%
Microchip Technology, Inc.	85,650	3,043

Engineering & Management Services - 3.6%
Jacobs Engineering Group, Inc. ‡	101,020	4,713

Entertainment - 2.0%
International Game Technology	64,650	2,611

Food Stores - 2.2%
Whole Foods Market, Inc.	64,530	2,894

Health Services - 2.8%
Covance, Inc. ‡	61,100	3,626

1

Holding & Other Investment Offices - 3.1%
Host Hotels & Resorts, Inc. REIT	59,600	1,568
Kilroy Realty Corp. REIT	15,270	1,126
Plum Creek Timber Co., Inc. REIT	33,500	1,321
		4,015
Hotels & Other Lodging Places - 7.5%
Hilton Hotels Corp.	170,360	6,126
Las Vegas Sands Corp. ‡	40,860	3,539
		9,665
Industrial Machinery & Equipment - 9.1%
Cameron International Corp. ‡	81,070	5,090
Joy Global, Inc.	22,300	957
Kennametal, Inc.	85,335	5,769
		11,816
Instruments & Related Products - 4.7%
Sirf Technology Holdings, Inc. ‡	95,600	2,654
Trimble Navigation, Ltd. ‡	129,100	3,465
		6,119
Medical Instruments & Supplies - 7.5%
Intuitive Surgical, Inc. ‡	25,900	3,149
Techne Corp. ‡	68,200	3,894
Varian Medical Systems, Inc. ‡	56,975	2,717
		9,760
Motion Pictures - 2.8%
Macrovision Corp. ‡	145,420	3,643

Pharmaceuticals - 1.0%
Allergan, Inc.	11,390	1,262

Research & Testing Services - 0.1%
Gen-Probe, Inc. ‡	3,360	158

Restaurants - 1.6%
PF Chang’s China Bistro, Inc. ‡	50,500	2,115

Security & Commodity Brokers - 17.8%
Ameriprise Financial, Inc.	58,400	3,337
BlackRock, Inc.	38,920	6,084
Chicago Mercantile Exchange	4,870	2,593
Cohen & Steers, Inc.	75,685	3,261
Morningstar, Inc. ‡	37,790	1,951
Nymex Holdings, Inc. ‡	27,100	3,679
T. Rowe Price Group, Inc.	47,500	2,242
		23,147
Telecommunications - 2.8%
NeuStar, Inc.-Class A ‡	128,250	3,647

2

Transportation & Public Utilities - 4.1%
CH Robinson Worldwide, Inc.	44,900	2,144
Expeditors International of Washington, Inc.	75,050	3,101
		5,245
Wholesale Trade Durable Goods - 2.0%
Grainger (W.W.), Inc.	34,000	2,626

Total Common Stocks (cost: $109,442)		127,789

Total Investment Securities (cost: $109,442)#		$127,789

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $109,461. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $21,440 and $3,112, respectively. Net unrealized appreciation for tax purposes is $18,328.

DEFINITIONS:
REIT	Real Estate Investment Trust

3

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

			Principal
			Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bond	8.00%	11/15/2021	$1,025	$1,355
U.S. Treasury Inflation Indexed Bond	2.00%	01/15/2016	1,122	1,104
U.S. Treasury Note	4.00%	08/31/2007	2,200	2,191
	5.13%	06/30/2011	500	511
	4.63%	02/29/2012	1,000	1,004
	3.88%	02/15/2013	1,916	1,851
	4.50%	02/15/2016	2,250	2,227
	4.63%	11/15/2016	550	548
	4.50%	02/15/2036	4,330	4,082

Total U.S. Government Obligations (cost: $14,818)				14,873

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Fannie Mae, Series 2004-90, Class LH	5.00%	04/25/2034	3,210	3,101
Freddie Mac, Series 2631, Class CE	4.25%	10/15/2026	1,500	1,470
Freddie Mac, Series 2941, Class WC	5.00%	10/15/2030	3,400	3,340

Total U.S. Government Agency Obligations (cost: $7,951)				7,911

MORTGAGE-BACKED SECURITIES - 2.8%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	5.20%	12/01/2038	1,990	1,962
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4	5.32%	12/11/2049	1,890	1,885
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A	5.24%	11/15/2036	1,778	1,782
Morgan Stanley Capital I, Series 2006-HQ10, Class A4*	5.33%	11/12/2041	2,019	2,011
SBA CMBS Trust, Series 2006-1A, Class A-144A	5.31%	11/15/2036	1,770	1,779
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4*	5.57%	10/15/2048	1,946	1,972

Total Mortgage-Backed Securities (cost: $11,414)				11,391

ASSET-BACKED SECURITIES - 0.5%

Honda Auto Receivables Owner Trust, Series 2005-A Class A3	4.46%	05/21/2009	650	647
MBNA Credit Card Master Note Trust, Series 2003-A6 Class A6	2.75%	10/15/2010	1,250	1,218

Total Asset-Backed Securities (cost: $1,849)				1,865

CORPORATE DEBT SECURITIES - 17.6%

Agriculture - 0.1%
Michael Foods, Inc.	8.00%	11/15/2013	500	507

Air Transportation - 0.4%
FedEx Corp.	9.65%	06/15/2012	1,330	1,582

Automotive Service Stations - 0.1%
Petro Stopping Centers, LP / Petro Financial Corp.	9.00%	02/15/2012	500	515

Business Credit Institutions - 0.8%
John Deere Capital Corp., Series S, (MTN)	4.88%	03/16/2009	2,275	2,266
Pemex Finance, Ltd.	9.03%	02/15/2011	864	926
				3,192
Chemicals & Allied Products - 0.9%
ICI Wilmington, Inc.	4.38%	12/01/2008	1,150	1,133
Lubrizol Corp.	4.63%	10/01/2009	1,640	1,620
Monsanto Co.	5.50%	07/30/2035	900	833
				3,586
Commercial Banks - 2.3%
Barclays Bank PLC (a) (b)	6.28%	12/15/2031	1,155	1,112
Dresdner Funding Trust I-144A	8.15%	06/30/2031	625	744
HBOS PLC-144A (a) (b)	5.92%	10/01/2015	800	784
ICICI Bank, Ltd., Subordinated Note-144A(b)	6.38%	04/30/2022	701	695
Lloyds TSB Group PLC-144A (a) (b)	6.27%	11/14/2016	990	973
PartnerRe Finance II (b)	6.44%	12/01/2066	517	511
Royal Bank of Scotland Group PLC (a) (b)	7.65%	09/30/2031	420	486
Shinsei Finance Cayman, Ltd.-144A (a) (b)	6.42%	07/20/2016	650	657
Sumitomo Mitsui Banking-144A (a) (b)	5.63%	10/15/2015	920	906

Wachovia Capital Trust III (a) (b)	5.80%	03/15/2011	610	617
Wells Fargo & Co.	4.20%	01/15/2010	1,040	1,017
ZFS Finance USA Trust I-144A (b)	6.45%	12/15/2035	935	935
				9,437
Communication - 0.1%
Comcast Corp.	7.05%	03/15/2033	420	451

Construction - 0.5%
Centex Corp., Senior Note	4.75%	01/15/2008	900	895
DR Horton, Inc., Senior Note	5.38%	06/15/2012	1,000	962
				1,857
Department Stores - 0.5%
Meyer (Fred) Stores, Inc.	7.45%	03/01/2008	1,500	1,529
Neiman-Marcus Group, Inc.	9.00%	10/15/2015	400	438
				1,967
Electric Services - 0.7%
Dominion Resources, Inc.	5.69%	05/15/2008	810	812
PPL Capital Funding, Guaranteed Note (b)	6.70%	03/30/2067	580	570
PSEG Funding Trust	5.38%	11/16/2007	1,250	1,249
				2,631
Food & Kindred Products - 0.3%
Bunge, Ltd., Finance Corp.	4.38%	12/15/2008	1,370	1,348

Food Stores - 0.2%
Albertson’s, Inc.	7.50%	02/15/2011	470	495
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	400	412
				907
Gas Production & Distribution - 0.9%
Kinder Morgan Energy Partners, LP	7.75%	03/15/2032	500	565
Oneok, Inc.	5.51%	02/16/2008	1,560	1,562
Southern Union Co., Senior Note	6.15%	08/16/2008	1,487	1,498
				3,625

Holding & Other Investment Offices - 1.5%
Ameriprise Financial, Inc. (b)	7.52%	06/01/2066	1,000	1,079
BRE Properties, Inc. REIT	5.75%	09/01/2009	1,670	1,684
iStar Financial, Inc. REIT	4.88%	01/15/2009	1,700	1,687
Simon Property Group, LP REIT	5.63%	08/15/2014	500	506
Weingarten Realty Investors REIT, Series A	5.26%	05/15/2012	1,000	1,003
				5,959
Hotels & Other Lodging Places - 0.4%
Las Vegas Sands Corp.	6.38%	02/15/2015	500	477
Wyndham Worldwide Corp.-144A	6.00%	12/01/2016	1,200	1,200
				1,677
Insurance - 0.8%
AXA SA-144A (a) (b)	6.38%	12/14/2036	1,000	960
Metlife, Inc.*	6.40%	12/15/2036	1,075	1,050
Oil Insurance, Ltd.-144A (a) (b)	7.56%	06/30/2011	460	484
St. Paul Travelers Cos. (The), Inc.	6.75%	06/20/2036	770	848
				3,342
Insurance Agents, Brokers & Service - 0.2%
Hartford Financial Services Group, Inc., Senior Note	5.55%	08/16/2008	820	824

Lumber & Other Building Materials - 0.3%
CRH America, Inc.	5.30%	10/15/2013	1,200	1,175

Metal Mining - 0.1%
Vale Overseas, Ltd., Guaranteed Note	6.25%	01/23/2017	405	413

Mortgage Bankers & Brokers - 0.8%
Countrywide Financial Corp.	6.25%	05/15/2016	1,310	1,321
Glencore Funding LLC-144A	6.00%	04/15/2014	385	382
Idearc, Inc., Senior Note-144A	8.00%	11/15/2016	650	669

ILFC E-Capital Trust II-144A (b)	6.25%	12/21/2065	450	461
MUFG Capital Finance 1, Ltd. (a) (b)	6.35%	07/25/2016	445	455
				3,288
Motion Pictures - 0.1%
Time Warner Entertainment Co., LP	8.38%	07/15/2033	225	273

Oil & Gas Extraction - 0.2%
Husky Oil, Ltd. (b)	8.90%	08/15/2028	135	140
PetroHawk Energy Corp., Senior Note	9.13%	07/15/2013	500	533
				673
Personal Credit Institutions - 0.5%
Capital One Bank	5.75%	09/15/2010	1,800	1,825

Petroleum Refining - 0.7%
Enterprise Products Operating, LP (b)	8.38%	08/01/2066	460	503
Enterprise Products Operating, LP, Series B	4.00%	10/15/2007	1,290	1,281
Valero Logistics Operations, LP, Guaranteed Senior Note	6.88%	07/15/2012	850	894
				2,678
Printing & Publishing - 0.4%
CBS Corp., Senior Note	6.63%	05/15/2011	1,000	1,045
News America Holdings, Inc.	7.75%	12/01/2045	480	543
				1,588
Radio & Television Broadcasting - 0.1%
Chancellor Media Corp.	8.00%	11/01/2008	430	446

Real Estate - 0.5%
Post Apartment Homes, LP	6.30%	06/01/2013	537	556
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC-144A	4.38%	11/15/2010	1,400	1,363
				1,919
Restaurants - 0.1%
Aramark Corp., Senior Note-144A
	8.50%	02/01/2015	500	520

Security & Commodity Brokers - 0.4%
BNP U.S. Funding LLC-144A (a) (b)	7.74%	12/05/2007	1,000	1,013
E*Trade Financial Corp.	8.00%	06/15/2011	300	316
Western Union Co. (The)	5.93%	10/01/2016	485	486
				1,815
Stone, Clay & Glass Products - 0.2%
Lafarge SA	7.13%	07/15/2036	604	650

Telecommunications - 0.5%
Nextel Communications, Inc., Series D	7.38%	08/01/2015	475	491
SBC Communications, Inc.	4.13%	09/15/2009	1,428	1,396
				1,887
Transportation & Public Utilities - 0.1%
Hertz Corp., Senior Note	8.88%	01/01/2014	470	506

U.S. Government & Agency - 1.2%
Freddie Mac	5.35%	11/14/2011	5,000	5,005

Water Transportation - 0.7%
Carnival Corp.	3.75%	11/15/2007	1,700	1,684
Royal Caribbean Cruises, Ltd.	8.75%	02/02/2011	1,100	1,204

Total Corporate Debt Securities (cost: $70,825)				70,956

	Shares	Value
COMMON STOCKS - 70.9%
Air Transportation - 2.7%
FedEx Corp.	100,000	10,743

Apparel & Accessory Stores - 1.6%
Nordstrom, Inc.	122,000	6,459

Automotive - 4.6%
Harley-Davidson, Inc.	130,000	7,637
PACCAR, Inc.	150,000	11,010
		18,647
Beverages - 1.3%
PepsiCo, Inc.	80,000	5,085

Communications Equipment - 2.3%
QUALCOMM, Inc.	220,000	9,385

Computer & Data Processing Services - 4.7%
Google, Inc.-Class A ‡	12,000	5,498
Intuit, Inc. ‡	180,000	4,925
Microsoft Corp.	300,000	8,361
		18,784
Computer & Office Equipment - 2.5%
Apple, Inc. ‡	110,000	10,220

Drug Stores & Proprietary Stores - 2.5%
Walgreen Co.	215,000	9,866

Electronic & Other Electric Equipment - 1.9%
General Electric Co.	215,000	7,602

Engineering & Management Services - 4.6%
Jacobs Engineering Group, Inc. ‡	400,000	18,660

Food Stores - 1.4%
Whole Foods Market, Inc.	130,000	5,830

Hotels & Other Lodging Places - 5.5%
Marriott International, Inc.-Class A	240,000	11,750
MGM Mirage, Inc. ‡	150,000	10,428
		22,178
Industrial Machinery & Equipment - 5.6%
Caterpillar, Inc.	188,000	12,602
Kennametal, Inc.	150,000	10,142
		22,744
Insurance - 1.3%
WellPoint, Inc. ‡	64,000	5,190

Medical Instruments & Supplies - 2.6%
Varian Medical Systems, Inc. ‡	85,000	4,054
Zimmer Holdings, Inc. ‡	75,000	6,406
		10,460
Oil & Gas Extraction - 1.8%
Schlumberger, Ltd.	105,000	7,256

Petroleum Refining - 1.6%
Suncor Energy, Inc.	84,000	6,413

Pharmaceuticals - 2.4%
Allergan, Inc.	50,000	5,541

Genentech, Inc. ‡	50,000	4,106
		9,647
Printing & Publishing - 3.6%
McGraw-Hill Cos., Inc. (The)	230,000	14,462

Restaurants - 0.9%
Starbucks Corp. ‡	120,500	3,779

Security & Commodity Brokers - 9.1%
American Express Co.	200,000	11,280
Ameriprise Financial, Inc.	140,000	8,000
BlackRock, Inc.	25,000	3,908
Chicago Mercantile Exchange	25,000	13,312
		36,500
Telecommunications - 2.0%
Verizon Communications, Inc.	210,000	7,963

Transportation & Public Utilities - 2.5%
Expeditors International of Washington, Inc.	240,000	9,917

Wholesale Trade Durable Goods - 1.9%
Grainger (W.W.), Inc.	100,000	7,724

Total Common Stocks (cost: $205,807)		285,514

			Principal
			Amount	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.3%

U.S. Treasury Bill	4.95%	06/14/2007	1,360	1,346

Total Short-Term U.S. Government Obligations (cost: $1,346)				1,346

Total Investment Securities (cost: $314,010) #				$393,856

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2007.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2007.
‡	Non-income producing.

#

Aggregate cost for federal income tax purposes is $314,095. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $83,558 and $3,797, respectively. Net unrealized appreciation for tax purposes is $79,761.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $16,307 or 4.0% of the net assets of the Fund.

MTN	Medium-Term Note

REIT	Real Estate Investment Trust

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount	Value
CORPORATE DEBT SECURITIES - 87.3%
Aerospace - 1.5%
TransDigm, Inc., Senior Subordinated Note	7.75%	07/15/2014	$1,000	$1,032
TransDigm, Inc., Senior Subordinated Note-144A	7.75%	07/15/2014	250	258
Vought Aircraft Industries, Inc.	8.00%	07/15/2011	500	490
				1,780
Agriculture - 1.7%
Michael Foods, Inc.	8.00%	11/15/2013	2,000	2,030

Amusement & Recreation Services - 1.7%
Virgin River Casino Corp./RBG LLC/B&BB, Inc.	9.00%	01/15/2012	1,000	1,045
Warner Music Group	7.38%	04/15/2014	1,000	952
				1,997
Automotive - 1.6%
General Motors Corp.	7.13%	07/15/2013	2,000	1,870

Automotive Dealers - 2.5%
Asbury Automotive Group, Inc., Senior Subordinated Note-144A	7.63%	03/15/2017	1,000	1,002
Group 1 Automotive, Inc.	8.25%	08/15/2013	1,000	1,037
United Auto Group, Inc., Senior Subordinated Note-144A	7.75%	12/15/2016	1,000	1,010
				3,049
Automotive Service Stations - 2.1%
Petro Stopping Centers, LP / Petro Financial Corp.	9.00%	02/15/2012	2,500	2,575

Business Services - 2.8%
Cardtronics, Inc., Senior Subordinated Note	9.25%	08/15/2013	1,000	1,050
FTI Consulting, Inc., Senior Note	7.75%	10/01/2016	1,250	1,312
iPayment, Inc., Senior Subordinated Note	9.75%	05/15/2014	1,000	1,025
				3,387
Chemicals & Allied Products - 2.5%
Ineos Group Holdings PLC-144A	8.50%	02/15/2016	1,000	957

1

Innophos, Inc.	8.88%	08/15/2014	1,000	1,035
Reichhold Industries, Inc., Senior Note-144A	9.00%	08/15/2014	1,000	1,025
				3,017
Commercial Banks - 0.9%
ACE Cash Express, Inc., Senior Note-144A	10.25%	10/01/2014	1,000	1,030

Communication - 4.0%
Echostar DBS Corp., Senior Note	7.13%	02/01/2016	1,500	1,549
Intelsat Subsidiary Holding Co., Ltd.	8.25%	01/15/2013	1,000	1,042
Kabel Deutschland GmbH	10.63%	07/01/2014	2,000	2,230
				4,821
Computer & Office Equipment - 0.9%
EMC Corp/Massachusetts, Senior Note, Reg S	1.75%	12/01/2013	1,000	1,074

Department Stores - 1.9%
Neiman-Marcus Group, Inc.	10.38%	10/15/2015	2,000	2,230

Electronic Components & Accessories - 1.8%
Alliance One International, Inc.	11.00%	05/15/2012	1,000	1,100
NXP BV, Senior Note-144A	9.50%	10/15/2015	1,000	1,032
				2,132
Fabricated Metal Products - 0.8%
Alliant Techsystems, Inc.	6.75%	04/01/2016	1,000	1,002

Finance - 0.8%
American Real Estate Partners, LP	8.13%	06/01/2012	1,000	1,017

Food & Kindred Products - 0.9%
Nutro Products, Inc.-144A	10.75%	04/15/2014	1,000	1,080

Food Stores - 3.4%
Albertson’s, Inc.	7.25%	05/01/2013	1,000	1,033
Pathmark Stores, Inc.	8.75%	02/01/2012	1,000	1,034

2

Stater Brothers Holdings, Inc.	8.13%	06/15/2012	2,000	2,060
				4,127
Gas Production & Distribution - 1.7%
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., Senior Note	8.50%	07/15/2016	1,000	1,042
SemGroup, LP-144A	8.75%	11/15/2015	1,000	1,015
				2,057
Holding & Other Investment Offices - 3.9%
Rouse Co., LP/TRC Co-Issuer, Inc. REIT, Senior Note-144A	6.75%	05/01/2013	1,500	1,529
Senior Housing Properties Trust REIT, Senior Note	8.63%	01/15/2012	1,500	1,639
Susser Holdings LLC, Senior Note	10.63%	12/15/2013	1,412	1,541
				4,709
Hotels & Other Lodging Places - 2.4%
Station Casinos, Inc.	6.88%	03/01/2016	500	458
Station Casinos, Inc., Subordinated Note	6.63%	03/15/2018	1,000	890
Vail Resorts, Inc.	6.75%	02/15/2014	1,500	1,504
				2,852
Industrial Machinery & Equipment - 2.0%
Douglas Dynamics LLC-144A	7.75%	01/15/2012	1,000	930
Goodman Global Holding Co., Inc.	7.88%	12/15/2012	1,500	1,507
				2,437
Lumber & Other Building Materials - 1.2%
Masonite Corp., Senior Subordinated Note-144A	11.00%	04/06/2015	1,500	1,395

Metal Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc., Senior Note	8.38%	04/01/2017	500	541

Mortgage Bankers & Brokers - 6.6%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.	9.63%	06/15/2014	1,000	1,136
Galaxy Entertainment Finance Co., Ltd., Senior Note-144A	9.88%	12/15/2012	2,000	2,185
Idearc, Inc., Senior Note-144A	8.00%	11/15/2016	1,000	1,029
Innophos Investments Holdings, Inc.	13.37%	02/15/2015	535	559

3

Momentive Performance Materials, Inc., Senior Note-144A	9.75%	12/01/2014	1,000	1,030
PGS Solutions, Inc., Senior Subordinated Note-144A	9.63%	02/15/2015	1,000	1,008
PNA Intermediate Holding Corp., (PIK) Senior Note -144A	12.36%	02/15/2013	1,000	1,025
				7,972
Oil & Gas Extraction - 7.2%
Berry Petroleum Co., Senior Subordinated Note	8.25%	11/01/2016	1,000	995
Chesapeake Energy Corp.	6.50%	08/15/2017	1,000	988
OPTI Canada, Inc., Senior Note-144A	8.25%	12/15/2014	2,000	2,080
PetroHawk Energy Corp., Senior Note	9.13%	07/15/2013	1,500	1,598
Sabine Pass LNG, LP, Senior Secured Note-144A	7.50%	11/30/2016	2,000	2,015
Stone Energy Corp.	8.25%	12/15/2011	1,000	996
				8,672
Paper & Allied Products - 2.1%
Bowater Canada Finance Corp.	7.95%	11/15/2011	1,500	1,459
Graphic Packaging International Corp.	9.50%	08/15/2013	1,000	1,064
				2,523
Paper & Paper Products - 0.9%
Exopack Holding Corp., Senior Note	11.25%	02/01/2014	1,000	1,070

Paperboard Containers & Boxes - 0.9%
Graham Packaging Co., Inc.	9.88%	10/15/2014	1,000	1,020

Personal Credit Institutions - 0.8%
GMAC LLC, Senior Note	6.00%	12/15/2011	1,000	970

Petroleum Refining - 1.8%
Enterprise Products Operating, LP (a)	8.38%	08/01/2066	2,000	2,189

Primary Metal Industries - 3.9%
Edgen Acquisition Corp.	9.88%	02/01/2011	1,000	1,023
Metals USA Holdings Corp., Senior Note-144A *	11.37%	01/15/2012	1,000	980

4

PNA Group, Inc., Senior Note-144A	10.75%	09/01/2016	1,500	1,613
Texas Industries, Inc.	7.25%	07/15/2013	1,000	1,030
				4,646
Printing & Publishing - 2.5%
RH Donnelley Corp., Senior Note	8.88%	01/15/2016	1,000	1,063
Valassis Communications, Inc., Senior Note-144A	8.25%	03/01/2015	2,000	1,965
				3,028
Radio & Television Broadcasting - 1.2%
Umbrella Acquisition -144A	9.75%	03/15/2015	1,500	1,494

Railroads - 0.8%
Kansas City Southern de Mexico SA de CV, Senior Note-144A	7.63%	12/01/2013	1,000	1,011

Real Estate - 0.8%
IRSA Inversiones y Representaciones SA-144A	8.50%	02/02/2017	1,000	995

Restaurants - 3.9%
Aramark Corp., Senior Note-144A	8.50%	02/01/2015	2,000	2,080
NPC International, Inc., Senior Subordinated Note	9.50%	05/01/2014	1,500	1,553
Sbarro, Inc., Senior Note-144A	10.38%	02/01/2015	1,000	1,040
				4,673
Retail Trade - 1.6%
Michaels Stores, Inc., Senior Subordinated Note-144A	11.38%	11/01/2016	1,750	1,886

Rubber & Misc. Plastic Products - 1.8%
NTK Holdings, Inc. (b)	0.00%	03/01/2014	1,500	1,088
Titan International, Inc., Senior Note-144A	8.00%	01/15/2012	1,000	1,029
				2,117
Security & Commodity Brokers - 1.3%
E*Trade Financial Corp.	8.00%	06/15/2011	1,500	1,579

Telecommunications - 0.9%
West Corp.-144A	11.00%	10/15/2016	1,000	1,055

5

Transportation & Public Utilities - 1.4%
Hertz Corp., Senior Subordinated Note	10.50%	01/01/2016	1,500	1,710

Water Transportation - 0.9%
US Shipping Partners, LP/US Shipping Finance Corp., Senior Note-144A	13.00%	08/15/2014	1,000	1,076

Wholesale Trade Durable Goods - 1.7%
Leslie’s Poolmart	7.75%	02/01/2013	1,000	1,010
Wesco Distribution, Inc., Senior Subordinated Note	7.50%	10/15/2017	1,000	1,000
				2,010
Wholesale Trade Nondurable Goods - 0.8%
Alliance One International, Inc., Senior Note-144A	8.50%	05/15/2012	1,000	1,008

Total Corporate Debt Securities (cost: $102,064)				104,913

CONVERTIBLE BOND - 9.4%
Aerospace - 1.2%
Armor Holdings, Inc. (c)	2.00%	11/01/2024	1,000	1,399

Amusement & Recreation Services - 0.8%
Virgin River Casino Corp./RBG LLC/B&BB, Inc. (d)	0.00%	01/15/2013	1,250	962

Computer & Office Equipment - 1.0%
Scientific Games Corp.	0.75%	12/01/2024	1,000	1,224

Hotels & Other Lodging Places - 1.4%
Hilton Hotels Corp., Senior Note	3.38%	04/15/2023	1,000	1,626

Motion Pictures - 0.9%
Lions Gate Entertainment Corp.	2.94%	10/15/2024	1,000	1,134

Oil & Gas Extraction - 0.7%
Halliburton Co.	3.13%	07/15/2023	500	856

Security & Commodity Brokers - 1.3%
BlackRock, Inc./New York	2.63%	02/15/2035	1,000	1,590

6

Telecommunications - 2.1%
Equinix, Inc., Subordinated Note	2.50%	04/15/2012	850	856
NII Holdings, Inc., Senior Note	2.75%	08/15/2025	1,000	1,609
				2,465
Total Convertible Bond (cost: $10,992)				11,256

Total Investment Securities (cost: $113,056)#				$116,169

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2007.
*	Floating or variable rate note. Rate is listed as of March 31, 2007.
(b)	NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.
(c)	Armor Holdings, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.
(d)	Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.
#

Aggregate cost for federal income tax purposes is $113,144. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,618 and $593, respectively. Net unrealized appreciation for tax purposes is $3,025.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $39,867 or 33.2% of the net assets of the Fund.

PIK	Payment In-Kind

REIT	Real Estate Investment Trust

7

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount	Value
COMMERCIAL PAPER - 83.1%
Automotive - 6.5%
American Honda Finance Corp.	5.23%	04/04/2007	$600	$600
	5.24%	04/04/2007	650	650
	5.24%	04/16/2007	2,300	2,295
	5.25%	04/26/2007	403	401
BMW US Capital LLC-144A	5.23%	04/10/2007	1,400	1,398
				5,344

Beverages - 4.1%
Coca-Cola Co. (The)	5.23%	04/27/2007	3,350	3,337

Commercial Banks - 10.2%
HBOS Treasury Services PLC	5.25%	04/05/2007	1,200	1,199
	5.25%	04/16/2007	1,553	1,549
	5.26%	04/23/2007	1,000	997
Toronto-Dominion Holdings USA, Inc.-144A	5.25%	05/01/2007	1,300	1,294
UBS Finance Delaware LLC	5.25%	04/05/2007	1,900	1,899
	5.25%	04/20/2007	500	499
	5.25%	05/08/2007	1,000	994
				8,431

Computer & Data Processing Services - 1.4%
IBM Capital, Inc.-144A	5.24%	04/24/2007	1,175	1,171

Computer & Office Equipment - 4.8%
Pitney Bowes, Inc.-144A	5.25%	04/19/2007	3,000	2,992
	5.25%	04/20/2007	1,000	997
				3,989

Electronic & Other Electric Equipment - 1.7%
Emerson Electric Co.-144A	5.24%	04/12/2007	1,400	1,398

Holding & Other Investment Offices - 4.7%
Prudential Funding LLC	5.24%	04/11/2007	2,600	2,596
	5.24%	04/19/2007	1,300	1,296
				3,892

Industrial Machinery & Equipment - 4.3%
Caterpillar Financial Services Corp.	5.24%	04/04/2007	1,400	1,399
	5.24%	05/21/2007	2,200	2,184
				3,583

1

Insurance - 1.7%
Metlife Funding, Inc.	5.24%	04/09/2007	1,400	1,398

Medical Instruments & Supplies - 3.0%
Medtronic, Inc.-144A	5.24%	04/26/2007	2,500	2,491

Metal Mining - 4.7%
BHP Billiton Finance USA, Ltd.-144A	5.25%	04/25/2007	2,525	2,516
	5.26%	04/30/2007	1,400	1,394
				3,910

Mortgage Bankers & Brokers - 19.0%
Barclays U.S. Funding Corp.	5.23%	04/30/2007	1,400	1,394
CAFCO LLC-144A	5.25%	04/17/2007	1,100	1,097
	5.26%	05/07/2007	1,200	1,193
	5.25%	05/10/2007	1,625	1,615
Old Line Funding Corp.-144A	5.25%	04/10/2007	950	949
	5.25%	04/11/2007	1,300	1,298
	5.25%	04/12/2007	925	923
	5.25%	05/03/2007	750	746
Ranger Funding Co. LLC-144A	5.26%	04/02/2007	500	500
	5.25%	04/12/2007	700	699
	5.25%	04/18/2007	800	798
	5.26%	05/03/2007	900	896
	5.26%	05/04/2007	1,000	995
Sheffield Receivables Corp.-144A	5.26%	04/09/2007	1,450	1,448
	5.26%	04/17/2007	1,100	1,097
				15,648

Personal Credit Institutions - 13.2%
General Electric Capital Corp.	5.25%	06/06/2007	1,300	1,287
International Lease Finance Corp.	5.24%	04/24/2007	1,750	1,744
	5.24%	04/25/2007	1,000	996
Paccar Financial Corp.	5.24%	04/12/2007	900	898
	5.24%	04/13/2007	2,000	1,996
	5.25%	04/18/2007	1,000	997
Toyota Motor Credit Corp.	5.24%	04/02/2007	1,600	1,599
	5.24%	04/20/2007	1,350	1,346
				10,863

2

Security & Commodity Brokers - 3.8%
Merrill Lynch & Co., Inc.	5.23%	04/10/2007	975	974
	5.24%	04/13/2007	2,200	2,196
				3,170
Total Commercial Paper (cost: $68,625)				68,625

SHORT-TERM OBLIGATIONS - 9.0%
General Electric Capital Corp.	5.00%	06/15/2007	1,500	1,499
	3.45%	07/16/2007	1,150	1,144
International Business Machines Corp. *	5.35%	06/28/2007	2,000	2,000
International Lease Finance Corp.	5.63%	06/01/2007	1,100	1,100
Procter & Gamble Co.	4.75%	06/15/2007	1,175	1,174
Wal-Mart Stores, Inc.	4.38%	07/12/2007	500	499

Total Short-Term Obligations (cost: $7,416)				7,416

CERTIFICATES OF DEPOSIT - 6.9%
Canadian Imperial Bank of Commerce	5.28%	04/30/2007	1,900	1,900
Royal Bank of Scotland NY #	5.28%	04/03/2007	2,200	2,200
	5.28%	04/09/2007	1,600	1,600
Total Certificates Of Deposit (cost: $5,700)				5,700

Total Investment Securities (cost: $81,741) #				$81,741

NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of March 31, 2007.
#	Aggregate cost for federal income tax purposes is $81,741.
DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $29,905 or 36.2% of the net assets of the Fund.

3

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bond	8.00%	11/15/2021	$7	$9
U.S. Treasury Note	4.63%	02/29/2012	10	10
	4.50%	02/15/2036	15	14
Total U.S. Government Obligations (cost: $34)				33

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.7%
Fannie Mae	5.50%	03/01/2018	13	13
	5.50%	01/01/2021	27	27
	6.00%	05/01/2032	13	13
	6.00%	08/01/2034	13	13
	5.50%	05/01/2035	16	16
	5.50%	05/01/2035	16	16
	5.00%	07/01/2035	43	42
	5.50%	07/01/2036	38	38
	6.00%	08/01/2036	38	38
Freddie Mac, Series 2631, Class CE	4.25%	10/15/2026	17	17
Freddie Mac, Series 2941, Class WC	5.00%	10/15/2030	35	34
Freddie Mac-Gold Pool	5.50%	11/01/2018	14	14
	5.00%	06/01/2021	27	27
	6.00%	11/01/2033	12	12
	5.50%	02/01/2035	15	15
	5.50%	06/01/2035	16	16
	5.00%	07/01/2035	21	20
	5.50%	01/01/2036	38	38
	5.50%	07/01/2036	28	28
	6.00%	01/01/2037	44	44
Total U.S. Government Agency Obligations (cost: $483)				481

MORTGAGE-BACKED SECURITIES - 8.8%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	5.20%	12/01/2038	25	25
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A	5.24%	11/15/2036	25	25
Morgan Stanley Capital I, Series 2006-HQ10, Class A4*	5.33%	11/12/2041	25	25
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4*	5.57%	10/15/2048	20	20

Total Mortgage-Backed Securities (cost: $95)				95

1

ASSET-BACKED SECURITIES - 2.5%
MBNA Credit Card Master Note Trust, Series 2003-A6 Class A6	2.75%	10/15/2010	26	25
USAA Auto Owner Trust, Series 2005-3, Class A2	4.52%	06/16/2008	2	2
				27
Total Asset-Backed Securities (cost: $27)

CORPORATE DEBT SECURITIES - 37.4%
Aerospace - 2.3%
Boeing Co. (The)	8.75%	08/15/2021	10	13
Embraer Overseas, Ltd., Guaranteed Note-144A	6.38%	01/24/2017	12	12
				25
Agriculture - 0.5%
Michael Foods, Inc.	8.00%	11/15/2013	5	5

Automotive Service Stations - 0.5%
Petro Stopping Centers, LP / Petro Financial Corp.	9.00%	02/15/2012	5	5

Beverages - 0.2%
FBG Finance, Ltd.-144A	5.88%	06/15/2035	2	2

Chemicals & Allied Products - 2.9%
Dow Chemical Co. (The)	5.00%	11/15/2007	6	6
ICI Wilmington, Inc.	4.38%	12/01/2008	20	20
Monsanto Co.	5.50%	07/30/2035	5	5
				31
Commercial Banks - 5.8%
HBOS PLC-144A (a) (b)	5.92%	10/01/2015	10	10
ICICI Bank, Ltd., Series B-144A *	5.90%	01/12/2010	13	13
Lloyds TSB Group PLC-144A (a) (b)	6.27%	11/14/2016	10	10
PartnerRe Finance II(b)	6.44%	12/01/2066	5	5
Popular North America, Inc.	5.20%	12/12/2007	10	10
Shinsei Finance Cayman, Ltd.-144A (a) (b)	6.42%	07/20/2016	10	10
Wachovia Capital Trust III (a) (b)	5.80%	03/15/2011	5	5
				63

2

Construction - 0.9%
DR Horton, Inc., Senior Note	5.38%	06/15/2012	10	10

Department Stores - 0.5%
Neiman-Marcus Group, Inc.	9.00%	10/15/2015	5	6

Electric Services - 2.5%
PPL Capital Funding, Guaranteed Note (b)	6.70%	03/30/2067	7	7

PSEG Funding Trust	5.38%	11/16/2007	20	20
				27

Food Stores - 0.5%
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	5	5

Gas Production & Distribution - 0.5%
Kinder Morgan Energy Partners, LP	7.75%	03/15/2032	5	6

Holding & Other Investment Offices - 4.7%
Ameriprise Financial, Inc. (b)	7.52%	06/01/2066	10	11

BRE Properties, Inc. REIT	5.75%	09/01/2009	20	20

iStar Financial, Inc. REIT	4.88%	01/15/2009	20	20
				51

Hotels & Other Lodging Places - 0.9%
Host Marriott, LP REIT	7.13%	11/01/2013	5	5

Las Vegas Sands Corp.	6.38%	02/15/2015	5	5
				10

Insurance - 3.2%
AXA SA-144A (a) (b)	6.38%	12/14/2036	15	14

Oil Insurance, Ltd.-144A (a) (b)	7.56%	06/30/2011	10	11

St. Paul Travelers Cos. (The), Inc.	6.75%	06/20/2036	9	10
				35

Life Insurance - 0.7%
Genworth Financial, Inc., Subordinated Note (b)	6.15%	11/15/2066	8	8

3

Mortgage Bankers & Brokers - 0.5%
Idearc, Inc., Senior Note-144A	8.00%	11/15/2016	5	5

Oil & Gas Extraction - 0.5%
PetroHawk Energy Corp., Senior Note	9.13%	07/15/2013	5	5

Paper & Allied Products - 1.0%
Celulosa Arauco y Constitucion SA	8.63%	08/15/2010	10	11

Personal Credit Institutions - 0.9%
General Electric Capital Corp.	4.25%	01/15/2008	10	10

Petroleum Refining - 0.5%
Enterprise Products Operating, LP (b)	8.38%	08/01/2066	5	5

Primary Metal Industries - 0.5%
Texas Industries, Inc.	7.25%	07/15/2013	5	5

Radio & Television Broadcasting - 0.5%
Chancellor Media Corp.	8.00%	11/01/2008	5	5

Railroads - 0.6%
BNSF Funding Trust I, Guaranteed Note (b)	6.61%	12/15/2055	6	6

Real Estate - 0.9%
Post Apartment Homes, LP	6.30%	06/01/2013	10	10

Restaurants - 0.5%
Aramark Corp., Senior Note-144A	8.50%	02/01/2015	5	5

Security & Commodity Brokers - 1.9%
E*Trade Financial Corp.	8.00%	06/15/2011	5	5

JP Morgan Chase Capital XVIII *	6.95%	08/17/2036	10	10

Western Union Co. (The)	5.93%	10/01/2016	5	5
				20

4

Telecommunications - 0.6%
Nextel Communications, Inc., Series D	7.38%	08/01/2015	7	7

Water Transportation - 1.9%
Carnival Corp., Senior Note	6.15%	04/15/2008	20	20

Total Corporate Debt Securities (cost: $404)				403

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Bill	5.09%	04/05/2007	5	5
	4.95%	06/14/2007	15	15
Total Short-Term U.S. Government Obligations (cost: $20)				20

Total Investment Securities (cost: $1,063) #				$1,059

NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of March 31, 2007.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2007.
#

Aggregate cost for federal income tax purposes is $1,063. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5 and $9, respectively. Net unrealized depreciation for tax purposes is $4.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $117 or 10.9% of the net assets of the Fund.

REIT	Real Estate Investment Trust

5

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Air Transportation - 2.6%
FedEx Corp.	14,000	$1,504

Apparel & Accessory Stores - 1.9%
Nordstrom, Inc.	20,000	1,059

Automotive - 1.8%
Harley-Davidson, Inc.	17,000	999

Beverages - 2.2%
PepsiCo, Inc.	20,000	1,271

Chemicals & Allied Products - 3.3%
Praxair, Inc.	30,000	1,889

Communications Equipment - 6.4%
QUALCOMM, Inc.	60,000	2,560
Research In Motion, Ltd. ‡	8,000	1,092
		3,652
Computer & Data Processing Services - 8.8%
Google, Inc.-Class A ‡	3,000	1,375
Intuit, Inc. ‡	50,000	1,368
Microsoft Corp.	82,000	2,285
		5,028
Computer & Office Equipment - 4.9%
Apple, Inc. ‡	30,000	2,787

Drug Stores & Proprietary Stores - 3.6%
Walgreen Co.	45,000	2,065

Electronic & Other Electric Equipment - 2.8%
General Electric Co.	45,000	1,591

Engineering & Management Services - 3.3%
Jacobs Engineering Group, Inc. ‡	40,000	1,866

Food Stores - 2.4%
Whole Foods Market, Inc.	30,000	1,346

Hotels & Other Lodging Places - 9.3%
Las Vegas Sands Corp. ‡	13,000	1,126
Marriott International, Inc.-Class A	40,000	1,958
MGM Mirage, Inc. ‡	32,000	2,225
		5,309

1

Industrial Machinery & Equipment - 2.9%
Caterpillar, Inc.	25,000	1,676

Insurance - 2.1%
WellPoint, Inc. ‡	15,000	1,217

Management Services - 1.4%
Paychex, Inc.	21,260	805

Medical Instruments & Supplies - 4.8%
Varian Medical Systems, Inc. ‡	18,000	858
Zimmer Holdings, Inc. ‡	22,000	1,879
		2,737
Oil & Gas Extraction - 1.8%
Schlumberger, Ltd.	14,500	1,002

Petroleum Refining - 1.6%
Suncor Energy, Inc.	11,500	878

Pharmaceuticals - 5.7%
Allergan, Inc.	16,000	1,773
Genentech, Inc. ‡	18,000	1,478
		3,251
Printing & Publishing - 4.4%
McGraw-Hill Cos., Inc. (The)	40,000	2,515

Restaurants - 2.2%
Starbucks Corp. ‡	40,000	1,254

Security & Commodity Brokers - 13.9%
American Express Co.	38,000	2,143
Ameriprise Financial, Inc.	32,000	1,828
BlackRock, Inc.	5,000	782
Chicago Mercantile Exchange	6,000	3,195
		7,948
Telecommunications - 1.0%
AT&T, Inc.	15,000	591

Transportation & Public Utilities - 2.9%
Expeditors International of Washington, Inc.	40,000	1,653

Total Common Stocks (cost: $46,651)		55,893

Total Investment Securities (cost: $46,651) #		$55,893

2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $46,754. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,706 and $567, respectively. Net unrealized appreciation for tax purposes is $9,139.

3

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Apparel Products - 3.0%
Hanesbrands, Inc. ‡	700	$21

Chemicals & Allied Products - 2.0%
Terra Nitrogen Co., L.P.	250	14

Communications Equipment - 2.1%
ID Systems, Inc. ‡	1,255	15

Computer & Data Processing Services - 7.1%
ActivIdentity Corp. ‡	2,700	14
Cogent, Inc. ‡	1,400	19
Fair Isaac Corp.	450	17
		50
Computer & Office Equipment - 1.6%
Hypercom Corp. ‡	1,800	11

Construction - 6.7%
Chemed Corp.	430	21
McDermott International, Inc. ‡	525	26
		47
Electric Services - 2.4%
CMS Energy Corp.	970	17

Electronic & Other Electric Equipment - 6.4%
Acuity Brands, Inc.	370	20
Genlyte Group, Inc. ‡	350	25
		45
Fabricated Metal Products - 2.4%
Gulf Island Fabrication, Inc.	625	17

Holding & Other Investment Offices - 10.1%
Annaly Capital Management, Inc. REIT	1,300	20
LTC Properties, Inc. REIT	500	13
Omega Healthcare Investors, Inc. REIT	1,300	22
Sunstone Hotel Investors, Inc. REIT	600	16
		71
Insurance - 4.0%
American Safety Insurance Holdings, Ltd.‡	750	14
HCC Insurance Holdings, Inc.	465	14
		28
Management Services - 3.4%
FTI Consulting, Inc. ‡	700	24

1

Medical Instruments & Supplies - 1.8%
Orthofix International NV ‡	260	13

Mining - 1.0%
International Coal Group, Inc. ‡	1,400	7

Oil & Gas Extraction - 10.3%
Aurora Oil & Gas Corp. ‡	4,680	12
Dawson Geophysical Co. ‡	350	17
Edge Petroleum Corp. ‡	550	7
Superior Energy Services, Inc. ‡	1,057	37
		73
Personal Credit Institutions - 2.0%
Advance America Cash Advance Centers, Inc.	885	14

Primary Metal Industries - 2.3%
Claymont Steel Holdings, Inc. ‡	805	16

Restaurants - 1.7%
O’Charley’s, Inc. ‡	625	12

Rubber & Misc. Plastic Products - 2.1%
Jarden Corp. ‡	400	15

Savings Institutions - 1.7%
Partners Trust Financial Group, Inc.	1,000	12

Water Transportation - 18.1%
Aegean Marine Petroleum Network, Inc.	960	16
Aries Maritime Transport, Ltd.	1,300	11
DryShips, Inc.	1,160	26
Excel Maritime Carriers, Ltd.‡	1,050	18
Genco Shipping & Trading, Ltd.	750	24
Omega Navigation Enterprises, Inc.-Class A	905	14
StealthGas, Inc.	1,350	19
		128
Wholesale Trade Nondurable Goods - 2.0%
Dean Foods Co. ‡	300	14

Total Common Stocks (cost: $550)		664

Total Investment Securities (cost: $550) #		$664

2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $548. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $139 and $23, respectively. Net unrealized appreciation for tax purposes is $116.

DEFINITIONS:
REIT	Real Estate Investment Trust

3

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments - March 31, 2007 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace - 3.7%
Boeing Co. (The)	110	$10
United Technologies Corp.	200	13
		23
Air Transportation - 1.8%
FedEx Corp.	100	11

Amusement & Recreation Services - 2.4%
Disney (Walt) Co. (The)	450	15

Apparel & Accessory Stores - 1.9%
Nordstrom, Inc.	230	12

Automotive - 4.3%
Harley-Davidson, Inc.	190	11
PACCAR, Inc.	225	16
		27
Beverages - 2.4%
PepsiCo, Inc.	240	15

Chemicals & Allied Products - 4.6%
Ecolab, Inc.	355	15
Monsanto Co.	250	14
		29
Commercial Banks - 1.6%
JP Morgan Chase & Co.	200	10

Communications Equipment - 2.4%
QUALCOMM, Inc.	345	15

Computer & Data Processing Services - 9.3%
Checkfree Corp. ‡	150	6
Electronic Arts, Inc. ‡	270	14
Google, Inc.-Class A ‡	30	14
Intuit, Inc. ‡	210	6
Microsoft Corp.	630	18
		58
Computer & Office Equipment - 4.5%
Apple Computer, Inc. ‡	300	28

Drug Stores & Proprietary Stores - 2.4%
Walgreen Co.	330	15

1

Engineering & Management Services - 3.5%
Jacobs Engineering Group, Inc. ‡	480	22

Entertainment - 0.8%
International Game Technology	130	5

Food Stores - 1.4%
Whole Foods Market, Inc.	200	9

Furniture & Fixtures - 0.5%
Johnson Controls, Inc.	30	3

Holding & Other Investment Offices - 4.0%
Host Hotels & Resorts, Inc. REIT	250	7
Plum Creek Timber Co., Inc. REIT	450	18
		25
Hotels & Other Lodging Places - 4.5%
Hilton Hotels Corp.	500	18
Las Vegas Sands Corp. ‡	120	10
		28
Industrial Machinery & Equipment - 6.7%
Caterpillar, Inc.	290	19
Donaldson Co., Inc.	250	9
Kennametal, Inc.	210	14
		42
Insurance - 1.0%
WellPoint, Inc. ‡	80	6

Medical Instruments & Supplies - 1.8%
Zimmer Holdings, Inc. ‡	130	11

Motor Vehicles, Parts & Supplies - 1.8%
BorgWarner, Inc.	150	11

Oil & Gas Extraction - 1.8%
Schlumberger, Ltd.	160	11

Petroleum Refining - 1.6%
Suncor Energy, Inc.	130	10

Pharmaceuticals - 0.8%
Amgen, Inc. ‡	90	5

Printing & Publishing - 3.4%
McGraw-Hill Cos., Inc. (The)	340	21

Restaurants - 1.6%
Starbucks Corp. ‡	320	10

2

Rubber & Misc. Plastic Products - 2.7%
NIKE, Inc.-Class B	160	17

Security & Commodity Brokers - 11.5%
American Express Co.	400	23
Ameriprise Financial, Inc.	240	14
BlackRock, Inc.	60	9
Chicago Mercantile Exchange	35	19
T. Rowe Price Group, Inc.	140	7
		72
Telecommunications - 2.1%
Verizon Communications, Inc.	350	13

Transportation & Public Utilities - 1.3%
Expeditors International of Washington, Inc.	190	8

Water Transportation - 1.9%
Carnival Corp.	250	12

Wholesale Trade Durable Goods - 2.1%
Grainger (W.W.), Inc.	170	13

Total Common Stocks (cost: $498)		612

Total Investment Securities (cost: $498) #		$612

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $498. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $124 and $10, respectively. Net unrealized appreciation for tax purposes is $114.

DEFINITIONS:
REIT	Real Estate Investment Trust

3

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer evaluated the registrant’s controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted  by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INVESTORS, INC.
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 24, 2007

By:	/s/ Joseph Carusone
Joseph Carusone
Interim Principal Financial Officer
Date:	May 24, 2007